UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2026-AH3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Garrett Wallace, (212) 357-0655
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

Item 3.	Exhibits

99.1      Disclosures required by Rule 15Ga-2 for Clarifii LLC

             Schedule 1 – Executive Summary
             Schedule 2 – Valuation Report
             Schedule 3 – Supplemental Data Extract
             Schedule 4 – Rating Agency Grade Summary Report
             Schedule 5 – Rating Agency Grade Detail Report
             Schedule 6 – Data Compare Report
             Schedule 7 – Business Purpose Supplement Extract
             Schedule 8 – ATR OR QM Report

99.2     Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

             Schedule 1 – Executive Summary
             Schedule 2 – Summary DD Standard – DI Report
             Schedule 3 – Rebuttal Findings Summary
             Schedule 4 – Loan Summary
             Schedule 5 – Exception Report
             Schedule 6 – Rating Agency Report
             Schedule 7 – Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 16, 2026

GS Mortgage Securities Corp.
(Depositor)

By:	/s/ Garrett Wallace
Name: Garrett Wallace
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1   Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1 – Executive Summary
Schedule 2 – Valuation Report
Schedule 3 – Supplemental Data Extract
Schedule 4 – Rating Agency Grade Summary Report
Schedule 5 – Rating Agency Grade Detail Report
Schedule 6 – Data Compare Report
Schedule 7 – Business Purpose Supplement Extract
Schedule 8 – ATR OR QM Report

99.2  Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 – Executive Summary
Schedule 2 – Summary DD Standard – DI Report
Schedule 3 – Rebuttal Findings Summary
Schedule 4 – Loan Summary
Schedule 5 – Exception Report
Schedule 6 – Rating Agency Report
Schedule 7 – Valuation Report